Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET: [Abstract]
Schedule of Other Assets, Noncurrent

	As of December 31, (in thousands)
	2011	2012
Prepayment for an office building	$125,696	$126,004
Prepayment for Sohu services	—	10,138
Deferred tax assets, net	3,605	5,000
Others	1,064	661

Total	$130,365	$141,803